UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Core Plus Fund

SEMI-ANNUAL REPORT October 31, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2023, through October 31, 2023, as provided by primary portfolio managers Gautam Khanna, James DiChiaro, and Scott Zaleski of Insight North America LLC, Sub-Adviser.

Market and Fund Performance Overview

For the six-month period ended October 31, 2023, BNY Mellon Core Plus Fund’s (the “fund”) produced a total return of −5.88% for Class A shares, −6.13% for Class C shares, −5.65% for Class I shares and −5.63% for Class Y shares.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”), produced a total return of −6.13% for the period.2

The fixed-income market produced negative returns, on average, over the reporting period, largely due to persistent inflation and higher interest rates. The fund’s Class A, I and Y shares outperformed the Index primarily due to favorable security selection. Performance in U.S. investment-grade corporates and U.S. asset-backed securities contributed most to relative returns.

The Fund’s Investment Approach

The fund seeks high total returns consistent with the preservation of capital. To pursue its goal, the fund primarily invests in a diversified portfolio of fixed-income securities of U.S. and foreign issuers. The fund primarily invests in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by the fund’s sub-adviser. The fund may invest up to 25% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade or the unrated equivalent as determined by the fund’s sub-adviser.3 Typically, the fund’s portfolio can be expected to have an average effective duration ranging between three and eight years.

In constructing the fund’s portfolio, we rely primarily on proprietary, internally generated credit research focusing on identifying attractive relative values through industry/sector analysis and detailed individual security selection. We analyze issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position, and overall financial strength.

Fed Projects “Higher-for-Longer” Rates

The reporting period was marked by moderating inflation and economic growth (though the former remained above target) and a resilient labor market. The Federal Reserve (the “Fed”) continued to tighten monetary policy, although at a slower pace. The Fed also projected a “higher-for-longer” interest-rate trajectory, and bond yields rose across the curve.

By tightening monetary policy, the Fed increased the upper bound of the federal funds rate from 5.0% to 5.5%. Although the Fed paused its increases at its June and September meetings, it continued to deliver a hawkish message by projecting an additional hike by the end of the calendar year. The Fed also moderated its projected path of rate cuts over the coming years while ratcheting up its economic growth expectations. Toward the end of the reporting period, market expectations for interest rates moved in line with the Fed’s projections, as the market seemingly accepted “higher for longer” as the dominant narrative.

The economy remained resilient. U.S. GDP growth for the first quarter of 2023 came in at 2.2%. Consumption, particularly services spending, notably came in better than expected. The second-quarter GDP reflected growth of 2.1%, while the initial estimate of third-quarter growth came in at 4.9%, reflecting growth in consumer spending, inventory building, state, local and federal government spending, as well as residential fixed investment.

The Fed continued to make progress in bringing inflation down towards target levels. Headline inflation improved before rising somewhat at the end of reporting period. The trend in core inflation, however, has been a bit more consistently downward, indicating that wider disinflationary forces are fundamentally still in play.

Labor market conditions remained tight. Although the unemployment rate rose slightly, this was partly driven by an increase in the participation rate. Wage growth was largely stable but remains elevated, while job growth has remained positive.

The U.S. Congress faced the prospect of a federal government shutdown at the end of September 2023. But at the end of the reporting period, Congress passed a “continuing resolution,” temporarily enabling the government to continue operating.

Concerns around the banking sector crisis from earlier in the calendar year receded. However, some additional turmoil in May 2023 occurred as First Republic Bank failed (becoming the second-largest bank failure since 2008 after Silicon Valley Bank’s failure in March 2023). The Federal Deposit Insurance Company put the bank into receivership and sold the bulk of its assets to J.P. Morgan. The banking sector seemed to be less of a concern for markets after this event.

In bond markets, Treasury securities suffered due to rising bond yields. Credit markets fared better as credit spreads narrowed, particularly across lower-rated credits. From a sector perspective, industrials and financials outperformed utilities. The Bloomberg US Corporate and the Bloomberg US Corporate High Yield indices delivered excess returns, above like-duration government bonds.

Security Selection Drove Outperformance

During the reporting period, the fund’s performance was a function of navigating a difficult rate environment. We positioned the fund to effectively target durable and high-quality sources of predictable income (particularly given higher interest rates and credit spreads).

The fund outperformed the Index, primarily due to favorable security selection among U.S. investment-grade corporate bonds and U.S. asset-backed securities. An overweight allocation to U.S. high yield corporate bonds also added to relative returns. Certain holdings in emerging-markets debt contributed positively to outperformance as well.

On a less positive note, the impact of the fund’s holdings of other securitized bonds was neutral. In addition, the fund’s performance in mortgage-backed securities and other government-related bonds also contributed positively, but less so than other sectors.

Further Rate Hikes Unlikely

With inflation continuing to recede, and with the full effects of the Fed’s tightening policy likely still to come, we believe further increases in the federal funds rate are unlikely. In

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

addition, we anticipate that the likely end of additional hikes means that market volatility is likely to abate.

With the rate-hiking cycle near an end, the fund has modestly added duration at the intermediate part of the rate curve because we believed the higher yields presented an attractive entry point. We have not, however, made significant changes to high-level sector allocations. On one hand, we continue to seek short-dated, high income-generating investments with attractive valuations. On the other hand, we seek longer-maturity, higher-quality issues to maintain balance in the portfolio.

Overall, credit exposure remains slightly below the fund’s historical average. We modestly increased high yield energy investments, specifically among midstream companies. We also maintain a steady allocation to asset-backed securities, while our exposure to commercial mortgage-backed securities remains very small.

The fund maintains what we view as adequate portfolio liquidity to capitalize on idiosyncratic opportunities that may present themselves. We therefore avoid the temptation of securing higher current yields from illiquid assets. We want to own assets with good visibility regarding credit worthiness, stability of balance sheets and overall staying power. We continue to focus on the parts of the credit curve we believe provide the best trade-off between risk and reward. Balance remains paramount as there are risks on both sides of any forecast.

November 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 1, 2024, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns would have been lower. BNY Mellon Core Plus Fund (the “fund”) commenced operations after the assets of a predecessor mutual fund reorganized into the fund on February 2, 2018. The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Y shares for the period prior to 2/2/18 (the inception date for Class A, Class C and Class I shares). The total return figures presented for Class Y shares of the fund reflect the performance of the predecessor fund’s Institutional Class shares for the period prior to 2/2/18.

² Source: Lipper Inc. — The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in any index.

3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Core Plus Fund from May 1, 2023 to October 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.37	$7.02	$2.20	$1.95
Ending value (after expenses)	$941.20	$938.70	$943.50	$943.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.51	$7.30	$2.29	$2.03
Ending value (after expenses)	$1,021.67	$1,017.90	$1,022.87	$1,023.13
†

Expenses are equal to the fund’s annualized expense ratio of .69% for Class A, 1.44% for Class C, .45% for Class I and .40% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2%
Aerospace & Defense - 1.2%
Rolls-Royce PLC, Gtd. Notes	5.75	10/15/2027	2,360,000	[a]	2,239,191
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000		6,329,667
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		6,586,049
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	2,351,000		2,025,906
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	579,000	[a]	562,923
				17,743,736
Agriculture - .5%
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	247,000		231,418
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000		1,500,980
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	556,000		496,569
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000		1,799,814
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	3,470,000		2,725,083
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	544,000		532,553
				7,286,417
Airlines - 1.6%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	1,760,000	[a]	1,603,091
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	996,002	[a,b]	954,818
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	137,250		123,054
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	202,270		177,869
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,828,490		1,528,179
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.50	4/20/2026	2,005,000	[a]	1,951,734
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	997,848
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	540,539	[a]	484,701
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.50	10/20/2025	479,007	[a]	465,688
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	1,889,281
JetBlue Pass Through Trust, Ser. 2020-1, Cl. 1A	4.00	11/15/2032	6,650,276		5,890,454

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Airlines - 1.6% (continued)
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	91,897		86,258
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	865,080		768,002
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,223,085		1,809,194
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	981,474		967,469
United Airlines Pass Through Trust, Ser. 2023-1, CI. A	5.80	1/15/2036	1,934,000		1,819,244
United Airlines, Inc., Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	393,730
United Airlines, Inc., Sr. Scd. Notes	4.63	4/15/2029	2,193,000	[a]	1,854,408
				23,765,022
Asset-Backed Certificates - 4.5%
AEP Texas Central Transition Funding III LLC, Ser. 2012-1, Cl. A3	2.84	3/1/2026	6,196,073		6,079,745
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2	5.30	6/21/2028	414,957	[a]	411,142
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	4,089,276	[a]	3,458,812
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,240,905	[a]	2,942,276
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	3,597,000		3,597,288
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	3,626,435
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,286,648	[a]	3,765,444
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,435,900	[a]	2,877,107
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[a]	3,501,087
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A	5.72	1/25/2038	772,996	[a]	767,935
InStar Leasing III LLC, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,468,686	[a]	1,229,449
Marlette Funding Trust, Ser. 2022-3A, Cl. A	5.18	11/15/2032	264,973	[a]	263,978
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	6,507,072
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, (1 Month LIBOR +3.00%)	8.44	3/25/2026	3,714,000	[a,c]	3,657,224
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	1,562,710	[a]	1,484,885

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)

Bonds and Notes - 98.2% (continued)
Asset-Backed Certificates - 4.5% (continued)
Slam Ltd., Ser. 2021-1A, Cl. A	2.43	6/15/2046	7,916,726	[a]	6,748,242
TIF Funding II LLC, Ser. 2021-1A, Cl. A	1.65	2/20/2046	2,899,912	[a]	2,387,481
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C	4.04	5/17/2037	4,000,000	[a]	3,855,371
Vantage Data Centers Issuer LLC, Ser. 2021-1A, CI. A2	2.17	10/15/2046	3,750,000	[a]	3,274,637
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	719,015	[a]	623,767
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,195,309	[a]	3,387,497
				64,446,874
Asset-Backed Certificates/Auto Receivables - .9%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A	2.33	8/20/2026	1,575,000	[a]	1,478,659
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	1,938,119		1,811,694
Chesapeake Funding II LLC, Ser. 2023-2A, Cl.A1	6.16	10/15/2035	1,274,461	[a]	1,272,477
Credit Acceptance Auto Loan Trust, Ser. 2022-3A, Cl. A	6.57	10/15/2032	2,020,000	[a]	2,019,006
Santander Drive Auto Receivables Trust, Ser. 2022-5, CI. A3	4.11	8/17/2026	892,583		886,902
SFS Auto Receivables Securitization Trust, Ser.2023-1A, CI. A2A	5.89	3/22/2027	1,555,000	[a]	1,551,528
Tesla Auto Lease Trust, Ser. 2023-B, Cl. A3	6.13	9/21/2026	3,793,000	[a]	3,790,632
				12,810,898
Asset-Backed Certificates/Student Loans - .4%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	2,239,997	[a]	1,949,414
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	57,164	[a]	56,666
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	603,054	[a]	517,295
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	520,748
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	55,120	[a]	53,030
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR +0.86%)	6.20	10/15/2035	39,215	[a,c]	38,910
SoFi Professional Loan Program LLC, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,071,224
				5,207,287

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Automobiles & Components - 2.0%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		8,262,792
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	3.37	11/17/2023	2,535,000		2,534,263
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		2,828,288
General Motors Co., Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,392,689
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		5,870,755
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		3,576,670
Mercedes-Benz Finance North America LLC, Gtd. Notes	5.05	8/3/2033	1,640,000	[a]	1,504,877
Stellantis Finance US, Inc., Gtd. Notes	2.69	9/15/2031	1,551,000	[a]	1,173,747
				28,144,081
Banks - 8.5%
ABN AMRO Bank NV, Sub. Notes	4.75	7/28/2025	635,000	[a]	612,140
ABN AMRO Bank NV, Sub. Notes	4.80	4/18/2026	800,000	[a]	763,760
AIB Group PLC, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,484,824
Banco Santander SA, Sr. Unscd. Notes	5.59	8/8/2028	4,400,000		4,240,579
Bank of America Corp., Sr. Unscd. Notes	3.37	1/23/2026	588,000		565,314
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,141,669
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,543,812
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	230,000		210,176
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		4,697,489
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,137,318
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	3,742,000		3,381,191
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[d]	3,396,112
Citigroup, Inc., Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,545,730
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		2,161,167
Citigroup, Inc., Sub. Notes	4.60	3/9/2026	181,000		173,519
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	830,000		620,216
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	174,000		141,912
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	2.25	4/28/2025	580,000		537,355
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	6.06	10/24/2025	3,855,000		3,687,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Banks - 8.5% (continued)
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,166,555
HSBC Capital Funding Dollar 1 LP, Gtd. Notes	10.18	6/30/2030	325,000	[a,d]	393,855
HSBC Holdings PLC, Jr. Sub. Notes	4.60	12/17/2030	5,303,000	[d]	3,847,372
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000		5,266,896
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH	4.60	2/1/2025	663,000	[d]	619,350
JPMorgan Chase & Co., Sr. Unscd. Notes	0.82	6/1/2025	7,850,000		7,585,984
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000		7,958,024
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,545,667
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000		3,521,112
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,226,296
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	6,225,000		5,831,486
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		6,240,797
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,365,932
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000		846,564
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	9,150,000		6,974,279
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.50	11/16/2026	182,000		168,838
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000		639,076
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,082,741
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000		1,695,275
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month TSFR +1.86%)	7.27	11/29/2023	1,125,000	[c]	1,125,937
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month TSFR +2.01%)	7.40	10/28/2027	250,000	[c]	255,279
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	2,252,000		2,258,184
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	4,708,000		4,660,838
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	804,000		731,732
Truist Financial Corp., Sr. Unscd. Notes	7.16	10/30/2029	1,221,000		1,228,528

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Banks - 8.5% (continued)
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000		1,073,553
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,765,400
UBS Group AG, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	555,556
UBS Group AG, Sr. Unscd. Notes	6.54	8/12/2033	914,000	[a]	878,740
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	5,274,000	[d]	4,571,424
Wells Fargo & Co., Sr. Unscd. Notes	5.57	7/25/2029	3,779,000		3,645,025
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	4,651,000		3,382,297
				123,149,903
Beverage Products - .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000		1,219,592
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.00	4/13/2028	605,000		569,232
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.50	6/1/2050	2,785,000		2,213,297
Constellation Brands, Inc., Sr. Unscd. Notes	5.00	2/2/2026	1,719,000		1,689,290
				5,691,411
Building Materials - ..2%
Cemex SAB de CV, Sub. Notes	9.13	3/14/2028	964,000	[a,d]	989,435
Masonite International Corp., Gtd. Notes	3.50	2/15/2030	368,000	[a]	291,827
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes	6.00	11/1/2028	2,160,000	[a]	1,999,138
				3,280,400
Chemicals - .9%
Alpek SAB de CV, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	1,810,069
Braskem Netherlands Finance BV, Gtd. Notes	4.50	1/31/2030	2,718,000	[a]	2,094,207
Braskem Netherlands Finance BV, Gtd. Notes	5.88	1/31/2050	364,000	[a]	235,299
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	5,201,000		5,078,607
Celanese US Holdings LLC, Gtd. Notes	6.55	11/15/2030	2,381,000		2,291,188
Orbia Advance Corp. Sab De CV, Gtd. Notes	2.88	5/11/2031	1,085,000	[a]	805,339
				12,314,709
Collateralized Loan Obligations Debt - 4.1%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, (3 Month TSFR +2.26%)	7.68	4/20/2033	275,000	[a,c]	263,627

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Collateralized Loan Obligations Debt - 4.1% (continued)
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1, (3 Month TSFR +1.30%)	6.71	4/21/2035	5,000,000	[a,c]	4,945,615
Cerberus Loan Funding XXVII LP CLO, Ser. 2019-2A, Cl. A1, (3 Month TSFR +2.06%)	7.46	1/15/2032	5,000,000	[a,c]	4,967,140
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)	7.21	10/15/2033	1,800,000	[a,c]	1,757,864
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. C1, (3 Month TSFR +3.51%)	8.88	5/5/2032	6,030,000	[a,c]	5,875,488
IVY Hill Middle Market Credit Fund XII Ltd. CLO, Ser. 12A, CI. A2AR, (3 Month TSFR +2.16%)	7.58	7/20/2033	340,000	[a,c]	324,134
IVY Hill Middle Market Credit Fund XVIII Ltd. CLO, Ser. 18A, Cl. A, (3 Month TSFR +1.76%)	7.17	4/22/2033	7,850,000	[a,c]	7,748,792
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, (1 Month TSFR +1.56%)	6.90	10/16/2036	6,578,500	[a,c]	6,402,144
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR +1.35%)	6.68	2/19/2037	3,435,500	[a,c]	3,389,586
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, CI. A, (3 Month TSFR +1.30%)	6.69	4/14/2035	5,680,688	[a,c]	5,611,662
Stratus Ltd. CLO, Ser. 2021-3A, CI. A, (3 Month TSFR +1.21%)	6.63	12/29/2029	2,899,840	[a,c]	2,886,599
VCP II Ltd. CLO, Ser. 2021-2A, Cl. A1, (3 Month TSFR +1.93%)	7.33	4/15/2031	11,562,835	[a,c]	11,467,927
Woodmont LP CLO, Ser. 2017-3A, Cl. BR, (3 Month TSFR +2.46%)	7.88	4/20/2032	3,500,500	[a,c]	3,361,778
				59,002,356
Commercial & Professional Services - 1.5%
Adani Ports & Special Economic Zone Ltd., Sr. Unscd. Notes	3.38	7/24/2024	8,340,000	[a]	8,069,567
Ashtead Capital, Inc., Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,239,721
Ashtead Capital, Inc., Gtd. Notes	4.25	11/1/2029	200,000	[a]	174,435
Ashtead Capital, Inc., Gtd. Notes	5.95	10/15/2033	2,656,000	[a]	2,424,753
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000		685,015
ERAC USA Finance LLC, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	2,414,849
ERAC USA Finance LLC, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,854,321
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	1,785,000		1,618,215
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	1,925,903

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Commercial & Professional Services - 1.5% (continued)
Triton Container International Ltd., Gtd. Notes	3.15	6/15/2031	1,146,000	[a]	835,817
				21,242,596
Commercial Mortgage Pass-Through Certificates - 1.3%
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2	6.86	6/25/2063	1,353,519	[a]	1,342,383
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)	6.55	8/15/2036	1,181,000	[a,c]	1,063,595
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2	7.43	9/25/2068	2,981,633	[a]	2,988,099
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,460,566
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	494,855
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	812,916
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, CI. A1	5.94	2/25/2068	1,336,230	[a]	1,312,792
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	1,208,531	[a]	1,069,907
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	4/25/2061	6,385,161	[a]	5,171,315
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, (1 Month LIBOR +2.65%)	8.09	8/25/2025	125,000	[a,c]	125,062
Towd Point Mortgage Trust, Ser. 2023-1, CI. A1	3.75	1/25/2063	1,108,266	[a]	1,007,723
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,261,140	[a]	1,250,910
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	199,791	[a]	187,669
				19,287,792
Consumer Discretionary - 1.4%
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	1,288,000	[a]	1,244,231
Caesars Entertainment, Inc., Sr. Unscd. Notes	8.13	7/1/2027	1,190,000	[a]	1,180,098
Las Vegas Sands Corp., Sr. Unscd. Notes	3.20	8/8/2024	4,005,000		3,899,580
MGM China Holdings Ltd., Sr. Unscd. Notes	4.75	2/1/2027	870,000	[a]	765,739
Sands China Ltd., Sr. Unscd. Notes	3.10	3/8/2029	200,000		161,603
Sands China Ltd., Sr. Unscd. Notes	4.88	6/18/2030	2,667,000		2,240,559
Warnermedia Holdings, Inc., Gtd. Notes	3.64	3/15/2025	3,155,000		3,050,038

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Consumer Discretionary - 1.4% (continued)
Wynn Macau Ltd., Sr. Unscd. Notes	5.63	8/26/2028	8,690,000	[a]	7,298,190
				19,840,038
Consumer Staples - .3%
Newell Brands, Inc., Sr. Unscd. Notes	5.20	4/1/2026	3,842,000		3,630,952
Diversified Financials - 1.6%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	4,308,000		3,336,892
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	4,581,000		4,473,169
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	4,132,000		4,144,460
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	1,026,000		950,903
LSEGA Financing PLC, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,548,915
LSEGA Financing PLC, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,332,687
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	1,069,000		1,041,537
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	280,000		250,086
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		3,612,133
				22,690,782
Energy - 6.1%
Aker BP ASA, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,317,523
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	2.06	12/15/2026	2,337,000		2,096,022
BP Capital Markets PLC, Gtd. Notes	4.38	6/22/2025	4,510,000	[d]	4,293,020
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000		504,675
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	662,000	[a]	619,917
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	2,846,000	[a]	2,799,454
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	231,000	[a]	229,003
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes	6.06	8/15/2026	552,000	[a]	551,383
Columbia Pipelines Operating Co. LLC, Sr. Unscd. Notes	6.54	11/15/2053	1,220,000	[a]	1,121,510
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	7.38	2/1/2031	2,625,000	[a]	2,648,638
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	3,236,000	[a]	3,177,250
DT Midstream, Inc., Sr. Scd. Notes	4.30	4/15/2032	2,982,000	[a]	2,515,019
Ecopetrol SA, Sr. Unscd. Notes	5.88	5/28/2045	525,000		342,686
Ecopetrol SA, Sr. Unscd. Notes	8.63	1/19/2029	1,681,000		1,678,562

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Energy - 6.1% (continued)
EIG Pearl Holdings Sarl, Sr. Scd. Bonds	4.39	11/30/2046	5,110,000	[a]	3,503,370
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	1,954,000		1,827,966
Energy Transfer LP, Jr. Sub. Notes, Ser. G	7.13	5/15/2030	1,004,000	[d]	836,260
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,444,990
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	225,000		212,769
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,278,039
Energy Transfer LP, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		833,530
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	2,616,000		1,603,636
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	4,261,000		2,856,845
Enterprise Products Operating LLC, Gtd. Notes	5.38	2/15/2078	64,000		54,510
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	700,000		618,385
Hess Midstream Operations LP, Gtd. Notes	5.13	6/15/2028	540,000	[a]	499,115
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	1,429,000	[a]	1,351,819
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	8.88	7/15/2028	2,078,000	[a]	2,090,794
Kinder Morgan, Inc., Gtd. Notes	7.75	1/15/2032	2,290,000		2,432,044
Kinder Morgan, Inc., Gtd. Notes	8.05	10/15/2030	238,000		257,509
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000		803,242
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	168,000		156,348
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	535,000		377,019
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		911,436
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	4,935,000		3,987,008
NGPL PipeCo LLC, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,069,364
NGPL PipeCo LLC, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,182,932
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	4,934,000		4,952,977
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000		1,315,405
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000		751,082
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	6,177,000		5,777,991
Parkland Corp., Gtd. Notes	4.50	10/1/2029	4,508,000	[a]	3,881,749
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		509,899
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		131,554
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	1,595,000		1,407,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Energy - 6.1% (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	1,136,000		1,073,208
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	5,070,000		4,676,497
The Williams Companies, Inc., Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		150,900
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	4,115,000		2,489,670
The Williams Companies, Inc., Sr. Unscd. Notes	4.50	11/15/2023	980,000		979,456
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	920,000		869,367
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,074,777
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	356,000		337,034
Western Midstream Operating LP, Sr. Unscd. Notes	6.35	1/15/2029	1,106,000		1,100,910
				88,563,708
Food Products - 1.2%
Bimbo Bakeries USA, Inc., Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	1,776,124
Bimbo Bakeries USA, Inc., Gtd. Notes	6.40	1/15/2034	3,274,000	[a]	3,266,077
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.63	1/15/2032	1,477,000		1,136,675
Kraft Heinz Foods Co., Gtd. Notes	5.50	6/1/2050	1,351,000		1,160,369
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	1,426,000	[a]	1,047,892
NBM US Holdings, Inc., Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,372,462
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		4,894,590
The J.M. Smucker Company, Sr. Unscd. Notes	6.50	11/15/2053	921,000		869,107
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		179,379
US Foods, Inc., Gtd. Notes	7.25	1/15/2032	2,285,000	[a]	2,245,898
				17,948,573
Foreign Governmental - .3%
Hungary, Sr. Unscd. Notes	6.75	9/25/2052	790,000	[a]	732,492
Saudi, Sr. Unscd. Notes	5.50	10/25/2032	2,280,000	[a]	2,237,084
Ukraine, Sr. Unscd. Notes	7.25	3/15/2035	2,223,000	[a]	567,925
Ukraine, Sr. Unscd. Notes	7.38	9/25/2034	1,255,000	[a]	319,469
				3,856,970

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Forest Products & Paper - .1%
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,231,065
Health Care - 1.8%
AbbVie, Inc., Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		1,632,505
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	693,000		665,534
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	1,659,000		1,460,306
Bayer US Finance II LLC, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	1,440,473
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,090,078
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,216,563
CVS Health Corp., Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,151,586
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	355,000		332,743
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	700,000		550,777
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	437,000		382,517
HCA, Inc., Gtd. Notes	3.13	3/15/2027	851,000		768,146
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	345,874
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	1,894,000		1,658,398
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000	[b]	1,659,058
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000		3,239,021
STERIS Irish FinCo Unlimited Co., Gtd. Notes	2.70	3/15/2031	1,724,000		1,365,394
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	1,446,000		1,387,183
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	5.13	5/9/2029	555,000	[b]	484,953
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		1,979,353
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,425,797
				26,236,259
Industrial - .6%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unscd. Notes	1.20	11/15/2025	3,470,000	[a]	3,133,009
Sydney Airport Finance Co. Ltd., Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	67,359
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	6,231,000	[a]	5,679,290
				8,879,658
Information Technology - .4%
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	795,000		748,497
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	2,710,000		1,662,002
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	516,000		429,046
Vmware, Inc., Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		2,704,622
				5,544,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Insurance - 1.6%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[a,d]	1,284,613
Allianz SE, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,d]	1,319,956
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		3,039,711
Jackson National Life Global Funding, Scd. Notes	1.75	1/12/2025	4,774,000	[a]	4,497,869
Massachusetts Mutual Life Insurance Co., Sub. Notes	4.90	4/1/2077	179,000	[a]	128,416
MetLife, Inc., Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	6,897,579
MetLife, Inc., Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		3,627,717
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	264,000		237,043
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,073,525
				23,106,429
Internet Software & Services - .4%
Cablevision Lightpath LLC, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	163,435
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	3,235,000		2,447,777
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	1,184,000		1,187,402
Prosus NV, Sr. Unscd. Notes	3.26	1/19/2027	1,820,000	[a]	1,605,540
				5,404,154
Materials - .4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes	6.00	6/15/2027	200,000	[a]	189,251
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a,b]	598,845
LABL, Inc., Sr. Scd. Notes	5.88	11/1/2028	1,240,000	[a]	1,051,670
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,267,257
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes	6.13	2/1/2028	175,000	[a]	166,786
				5,273,809
Media - .8%
AMC Networks, Inc., Gtd. Notes	4.25	2/15/2029	3,370,000	[b]	2,074,419
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,046,499
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.75	4/1/2048	2,154,000		1,635,373
CSC Holdings LLC, Gtd. Notes	6.50	2/1/2029	1,724,000	[a]	1,365,557
CSC Holdings LLC, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	802,448

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Media - .8% (continued)
Univision Communications, Inc., Sr. Scd. Notes	8.00	8/15/2028	111,000	[a]	104,910
UPC Broadband Finco BV, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	3,796,532
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	397,000	[a,b]	312,508
				11,138,246
Metals & Mining - .3%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000		1,704,520
BHP Billiton Finance USA Ltd., Gtd. Notes	5.50	9/8/2053	229,000		208,459
Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	983,160
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	1,975,000		1,951,323
				4,847,462
Municipal Securities - .5%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		4,091,467
California, GO (Build America Bonds)	7.55	4/1/2039	270,000		308,679
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		981,322
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000		1,889,262
				7,270,730
Real Estate - 2.0%
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	566,000		479,071
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	2,412,000		2,223,034
Boston Properties LP, Sr. Unscd. Notes	3.80	2/1/2024	1,932,000		1,918,274
Brixmor Operating Partnership LP, Sr. Unscd. Notes	3.85	2/1/2025	1,158,000		1,115,631
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000		1,160,326
Extra Space Storage LP, Gtd. Notes	3.90	4/1/2029	871,000		773,004
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000		838,518
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	1,100,000		833,250
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	968,000	[a]	844,349
Iron Mountain, Inc., Gtd. Notes	5.00	7/15/2028	312,000	[a]	279,558
Iron Mountain, Inc., Gtd. Notes	7.00	2/15/2029	2,640,000	[a]	2,560,565
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	2,170,000		1,573,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Real Estate - 2.0% (continued)
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	2,431,126
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	8,403,627
Simon Property Group LP, Sr. Unscd. Notes	5.85	3/8/2053	1,185,000		1,032,050
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes	3.50	2/15/2025	2,785,000	[a]	2,658,763
WEA Finance LLC, Gtd. Notes	4.63	9/20/2048	148,000	[a]	87,756
				29,212,400
Retailing - .6%
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000		1,937,443
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	5,205,000	[b]	4,501,156
Macy's Retail Holdings LLC, Gtd. Notes	5.88	3/15/2030	2,230,000	[a,b]	1,889,228
Macy's Retail Holdings LLC, Gtd. Notes	6.13	3/15/2032	500,000	[a]	413,500
Murphy Oil USA, Inc., Gtd. Notes	3.75	2/15/2031	643,000	[a]	517,282
				9,258,609
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc., Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	703,865
Broadcom, Inc., Gtd. Notes	4.15	11/15/2030	2,922,000		2,544,390
Broadcom, Inc., Sr. Unscd. Notes	3.42	4/15/2033	4,115,000	[a]	3,200,840
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	4,554,495
Broadcom, Inc., Sr. Unscd. Notes	4.93	5/15/2037	3,960,000	[a]	3,302,265
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	395,000		373,082
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	260,000		232,869
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	6,525,000		4,190,514
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	1,708,000		1,541,793
				20,644,113
Technology Hardware & Equipment - .4%
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	3,797,000		2,264,213
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.85	7/15/2025	1,233,000		1,231,087
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	660,000		660,995
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	550,000		614,908
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,104,000		962,492
				5,733,695
Telecommunication Services - 1.3%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		897,321

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Telecommunication Services - 1.3% (continued)
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	11,481,000		6,679,397
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,098,462
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	1,010,000		768,895
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	2,093,000		1,742,337
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	533,000		513,037
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	2,574,000		2,338,643
Verizon Communications, Inc., Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		2,351,120
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		1,826,890
				18,216,102
Transportation - .0%
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	98,000		64,637
U.S. Government Agencies Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	4,809,664	[e]	4,106,660
Government National Mortgage Association, Ser. 2023-19, Cl. WB	5.69	11/20/2051	1,680,629		1,659,605
				5,766,265
U.S. Government Agencies Mortgage-Backed - 26.2%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2051			11,208,577	[e]	8,341,413
2.50%, 7/1/2050-6/1/2051			38,577,575	[e]	30,148,347
3.00%, 9/1/2047-5/1/2050			15,749,914	[e]	12,854,285
3.50%, 8/1/2046			3,620,330	[e]	3,122,939
4.50%, 6/1/2052-10/1/2052			9,145,308	[e]	8,207,840
5.00%, 9/1/2052			5,519,466	[e]	5,158,876
5.50%, 9/1/2052-9/1/2053			24,536,378	[e]	23,432,623
6.00%, 9/1/2053			15,117,491	[e]	14,752,590
Federal National Mortgage Association:
2.00%, 3/1/2036-9/1/2050			19,219,416	[e]	15,618,050
2.50%, 5/1/2037-4/1/2052			45,428,216	[e]	35,914,738
3.00%, 10/1/2030-8/1/2051			81,626,550	[e]	67,327,119
3.50%, 11/1/2042-5/1/2052			38,964,244	[e]	33,139,523
4.00%, 5/1/2052-7/1/2052			39,855,914	[e]	34,713,437
4.50%, 3/1/2038-7/1/2052			29,347,695	[e]	26,874,504
5.00%, 7/1/2052-9/1/2052			18,881,538	[e]	17,492,891
5.50%, 11/1/2052			5,125,012	[e]	4,871,739
Government National Mortgage Association II:
2.00%, 10/20/2050			7,801,997		5,977,261
2.50%, 10/20/2046-10/20/2050			28,085,606		22,733,497
3.00%, 8/20/2046-12/20/2048			5,889,334		4,940,474

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
U.S. Government Agencies Mortgage-Backed - 26.2% (continued)
4.00%, 1/20/2048			737,380		662,564
4.50%, 7/20/2048			1,388,502		1,274,112
				377,558,822
U.S. Treasury Securities - 15.7%
U.S. Treasury Bonds	1.25	5/15/2050	9,520,100		4,189,588
U.S. Treasury Bonds	1.38	8/15/2050	26,378,100		12,014,400
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		3,109,543
U.S. Treasury Bonds	1.88	11/15/2051	9,797,000		5,111,279
U.S. Treasury Bonds	2.25	2/15/2052	4,883,400		2,811,961
U.S. Treasury Bonds	3.13	2/15/2042	37,373,300		28,038,735
U.S. Treasury Bonds	3.63	5/15/2053	3,410,600		2,659,202
U.S. Treasury Bonds	3.63	2/15/2053	800,000		623,500
U.S. Treasury Bonds	3.88	5/15/2043	9,275,000		7,704,771
U.S. Treasury Bonds	3.88	2/15/2043	21,573,300		17,941,233
U.S. Treasury Bonds	4.38	8/15/2043	2,570,000		2,292,520
U.S. Treasury Notes	0.63	12/31/2027	38,734,800		32,605,320
U.S. Treasury Notes	1.75	3/15/2025	550,000		524,584
U.S. Treasury Notes	1.75	1/31/2029	1,345,000		1,151,341
U.S. Treasury Notes	3.38	5/15/2033	5,372,800	[b]	4,751,570
U.S. Treasury Notes	3.63	5/31/2028	15,027,000		14,291,499
U.S. Treasury Notes	3.75	5/31/2030	4,245,000		3,966,753
U.S. Treasury Notes	3.88	11/30/2029	4,398,700		4,157,802
U.S. Treasury Notes	3.88	8/15/2033	1,879,100		1,729,800
U.S. Treasury Notes	4.00	2/29/2028	583,100		563,967
U.S. Treasury Notes	4.13	8/31/2030	6,130,400	[b]	5,848,785
U.S. Treasury Notes	4.25	5/31/2025	33,913,600	[b]	33,428,741
U.S. Treasury Notes	4.38	8/31/2028	25,439,000		24,956,056
U.S. Treasury Notes	4.63	9/30/2030	3,926,000		3,860,362
U.S. Treasury Notes	5.00	8/31/2025	8,500,000		8,482,734
				226,816,046
Utilities - 4.4%
AES Andes SA, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,477,412
AES Panama Generation Holdings Srl, Sr. Scd. Notes	4.38	5/31/2030	2,013,808	[a]	1,645,412
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,312,748
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		2,992,406
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		3,913,722
Black Hills Corp., Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,128,730
Black Hills Corp., Sr. Unscd. Notes	4.25	11/30/2023	100,000		99,787

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Utilities - 4.4% (continued)
CenterPoint Energy Houston Electric LLC, Mortgage Bonds	5.30	4/1/2053	358,000		316,287
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000		856,546
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,225,186
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000		2,596,929
Duke Energy Carolinas LLC, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,113,980
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	355,000		321,647
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	4,550,000		3,537,337
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[d]	3,922,702
EDP Finance BV, Gtd. Notes	6.30	10/11/2027	363,000	[a]	365,317
Electricite de France SA, Jr. Sub. Notes	9.13	3/15/2033	1,272,000	[a,d]	1,308,721
Electricite de France SA, Sr. Unscd. Notes	5.70	5/23/2028	583,000	[a]	570,842
Electricite de France SA, Sr. Unscd. Notes	6.90	5/23/2053	1,361,000	[a]	1,267,684
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	820,000	[a]	838,816
Enel Finance International NV, Gtd. Notes	7.50	10/14/2032	871,000	[a]	900,872
Evergy Metro, Inc., Sr. Scd. Notes	4.20	6/15/2047	167,000		121,136
Exelon Corp., Sr. Unscd. Notes	3.40	4/15/2026	91,000		86,308
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		5,155,548
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	5.10	7/15/2047	1,379,000		1,144,993
Indiana Michigan Power Co., Sr. Unscd. Notes	5.63	4/1/2053	260,000		230,491
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,563,743
Jersey Central Power & Light Co., Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,389,102
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,038,212
Nevada Power Co., Mortgage Notes	6.00	3/15/2054	584,000		537,520
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,111,000
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	337,000		327,380
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,745,159
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	2,598,000		1,447,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2% (continued)
Utilities - 4.4% (continued)
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		2,842,920
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	1,574,000		1,537,157
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,448,021
Rochester Gas & Electric Corp., First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	1,787,337
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		552,853
Southern Co. Gas Capital Corp., Gtd. Notes	3.95	10/1/2046	98,000		64,240
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	211,000		152,146
				62,996,338
Total Bonds and Notes (cost $1,614,047,218)			1,415,103,511
	Annualized Yield (%)
Short-Term Investments - .3%
U.S. Government Securities
U.S. Treasury Bills (cost $4,045,060)	5.40	12/21/2023	4,075,000	[f]	4,045,018
	1-Day Yield (%)		Shares
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,066,403)	5.40		8,066,403	[g]	8,066,403

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,366,734)	5.40	7,366,734	[g] 7,366,734
Total Investments (cost $1,633,525,415)		99.5%	1,434,581,666
Cash and Receivables (Net)		0.5%	6,970,605
Net Assets		100.0%	1,441,552,271

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $342,807,660 or 23.78% of net assets.

b Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $32,292,200 and the value of the collateral was $33,457,957, consisting of cash collateral of $7,366,734 and U.S. Government & Agency securities valued at $26,091,223. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Security is a discount security. Income is recognized through the accretion of discount.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	27.8
Government	16.8
Financial	13.4
Energy	6.1
Consumer, Cyclical	5.9
Asset Backed Securities	5.7
Consumer, Non-cyclical	5.4
Utilities	4.4
Collateralized Loan Obligations	4.1
Industrial	2.5
Communications	2.4
Technology	2.2
Basic Materials	1.3
Investment Companies	1.0
Banks	.3
Beverages	.0
99.5

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 4/30/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	5,233,464	299,980,432	(297,147,493)	8,066,403	363,505
Investment of Cash Collateral for Securities Loaned - .5%††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	-	80,859,009	(73,492,275)	7,366,734	34,562	†††

Affiliated Issuers (continued)
Description	Value ($) 4/30/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2023	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .5%†† (continued)
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	3,106,520	20,566,266	(23,672,786)	-	30,948	†††
Total - 1.0%	8,339,984	401,405,707	(394,312,554)	15,433,137	429,082

† Includes reinvested dividends/distributions.

†† Effective July 3, 2023, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	354	12/29/2023	71,881,811	71,657,344	(224,467)
U.S. Treasury 5 Year Notes	594	12/29/2023	62,665,097	62,059,077	(606,020)
U.S. Treasury Long Bond	236	12/19/2023	27,967,751	25,827,250	(2,140,501)
U.S. Treasury Ultra Long Bond	23	12/19/2023	2,940,631	2,588,938	(351,693)
Ultra 10 Year U.S. Treasury Notes	99	12/19/2023	10,781,894	10,773,985	(7,909)
Futures Short
U.S. Treasury 10 Year Notes	187	12/19/2023	20,114,186	19,854,142	260,044
Gross Unrealized Appreciation				260,044
Gross Unrealized Depreciation				(3,330,590)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $32,292,200)—Note 1(c):
Unaffiliated issuers	1,618,092,278	1,419,148,529
Affiliated issuers	15,433,137	15,433,137
Cash denominated in foreign currency	229	222
Dividends, interest and securities lending income receivable		11,835,553
Receivable for shares of Common Stock subscribed		4,127,572
Receivable for investment securities sold		3,607,970
Cash collateral held by broker—Note 4		2,371,171
Prepaid expenses		70,297
		1,456,594,451
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		527,029
Cash overdraft due to Custodian		231,910
Liability for securities on loan—Note 1(c)		7,366,734
Payable for investment securities purchased		3,631,870
Payable for shares of Common Stock redeemed		2,971,586
Payable for futures variation margin—Note 4		51,045
Directors’ fees and expenses payable		23,854
Other accrued expenses		238,152
		15,042,180
Net Assets ($)		1,441,552,271
Composition of Net Assets ($):
Paid-in capital		1,756,234,661
Total distributable earnings (loss)		(314,682,390)
Net Assets ($)		1,441,552,271

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	305,123,413	17,692,644	1,105,217,974	13,518,240
Shares Outstanding	35,628,802	2,064,785	129,032,469	1,577,915
Net Asset Value Per Share ($)	8.56	8.57	8.57	8.57

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2023 (Unaudited)

Investment Income ($):
Income:
Interest (net of $4,476 foreign taxes withheld at source)	32,126,641
Dividends from affiliated issuers	363,505
Income from securities lending—Note 1(c)	65,510
Total Income	32,555,656
Expenses:
Management fee—Note 3(a)	2,513,345
Shareholder servicing costs—Note 3(c)	905,109
Registration fees	93,149
Directors’ fees and expenses—Note 3(d)	75,540
Distribution fees—Note 3(b)	64,814
Professional fees	61,301
Prospectus and shareholders’ reports	32,919
Loan commitment fees—Note 2	25,485
Custodian fees—Note 3(c)	18,353
Chief Compliance Officer fees—Note 3(c)	7,978
Miscellaneous	46,308
Total Expenses	3,844,301
Less—reduction in expenses due to undertaking—Note 3(a)	(113,149)
Less—reduction in fees due to earnings credits—Note 3(c)	(24,966)
Net Expenses	3,706,186
Net Investment Income	28,849,470
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(26,427,179)
Net realized gain (loss) on futures	(3,119,299)
Net Realized Gain (Loss)	(29,546,478)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(81,366,698)
Net change in unrealized appreciation (depreciation) on futures	(4,592,070)
Net Change in Unrealized Appreciation (Depreciation)	(85,958,768)
Net Realized and Unrealized Gain (Loss) on Investments	(115,505,246)
Net (Decrease) in Net Assets Resulting from Operations	(86,655,776)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations ($):
Net investment income	28,849,470	40,857,998
Net realized gain (loss) on investments	(29,546,478)	(61,367,562)
Net change in unrealized appreciation (depreciation) on investments	(85,958,768)	12,474,034
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,655,776)	(8,035,530)
Distributions ($):
Distributions to shareholders:
Class A	(5,905,449)	(10,124,444)
Class C	(261,450)	(394,490)
Class I	(22,074,181)	(30,275,634)
Class Y	(247,091)	(61,063)
Total Distributions	(28,488,171)	(40,855,631)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	52,125,557	37,295,668
Class C	3,541,067	4,120,976
Class I	462,891,309	542,063,967
Class Y	3,805,763	10,300,579
Distributions reinvested:
Class A	5,426,951	9,284,576
Class C	261,446	393,738
Class I	22,049,500	30,232,551
Class Y	246,999	55,433
Cost of shares redeemed:
Class A	(37,637,439)	(65,760,525)
Class C	(1,668,746)	(4,433,879)
Class I	(279,520,854)	(562,186,615)
Class Y	(614,646)	(725,372)
Increase (Decrease) in Net Assets from Capital Stock Transactions	230,906,907	641,097
Total Increase (Decrease) in Net Assets	115,762,960	(48,250,064)
Net Assets ($):
Beginning of Period	1,325,789,311	1,374,039,375
End of Period	1,441,552,271	1,325,789,311

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	5,782,478	4,074,343
Shares issued for distributions reinvested	608,172	1,009,536
Shares redeemed	(4,205,240)	(7,156,072)
Net Increase (Decrease) in Shares Outstanding	2,185,410	(2,072,193)
Class Cb
Shares sold	396,169	446,284
Shares issued for distributions reinvested	29,295	42,796
Shares redeemed	(186,364)	(479,970)
Net Increase (Decrease) in Shares Outstanding	239,100	9,110
Class Ia
Shares sold	51,528,455	58,800,410
Shares issued for distributions reinvested	2,472,288	3,283,356
Shares redeemed	(31,516,791)	(60,981,864)
Net Increase (Decrease) in Shares Outstanding	22,483,952	1,101,902
Class Y
Shares sold	427,410	1,107,002
Shares issued for distributions reinvested	27,713	6,003
Shares redeemed	(68,827)	(80,129)
Net Increase (Decrease) in Shares Outstanding	386,296	1,032,876

[a]	During the period ended April 30, 2023, 78,725 Class A shares representing $739,305 were exchanged for 78,783 Class I shares.

[b]

During the period ended October 31, 2023, 1,263 Class C shares representing $11,274 were automatically converted to 1,264 Class A shares and during the period ended April 30, 2023, 1,931 Class C shares representing $17,842 were automatically converted to 1,931 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2023		Year Ended April 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	9.27	9.61	10.86	10.57	10.06	9.84
Investment Operations:
Net investment income[a]	.17	.30	.22	.21	.27	.31
Net realized and unrealized gain (loss) on investments	(.71)	(.34)	(1.14)	.34	.52	.22[b]
Total from Investment Operations	(.54)	(.04)	(.92)	.55	.79	.53
Distributions:
Dividends from net investment income	(.17)	(.30)	(.23)	(.24)	(.28)	(.31)
Dividends from net realized gain on investments	-	-	(.10)	(.02)	-	-
Total Distributions	(.17)	(.30)	(.33)	(.26)	(.28)	(.31)
Net asset value, end of period	8.56	9.27	9.61	10.86	10.57	10.06
Total Return (%)[c]	(5.88)[d]	(.39)	(8.72)	5.25	7.93	5.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[e]	.74	.72	.73	.77	.78
Ratio of net expenses to average net assets	.69[e]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	3.84[e]	3.20	2.03	1.93	2.60	3.15
Portfolio Turnover Rate	24.89[d]	57.85	68.40	106.79	124.64	185.04[f]
Net Assets, end of period ($ x 1,000)	305,123	310,009	341,370	410,139	386,236	351,017

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

Six Months Ended
October 31, 2023		Year Ended April 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	9.27	9.62	10.87	10.57	10.07	9.84
Investment Operations:
Net investment income[a]	.14	.22	.14	.13	.18	.23
Net realized and unrealized gain (loss) on investments	(.70)	(.34)	(1.14)	.35	.52	.24[b]
Total from Investment Operations	(.56)	(.12)	(1.00)	.48	.70	.47
Distributions:
Dividends from net investment income	(.14)	(.23)	(.15)	(.16)	(.20)	(.24)
Dividends from net realized gain on investments	-	-	(.10)	(.02)	-	-
Total Distributions	(.14)	(.23)	(.25)	(.18)	(.20)	(.24)
Net asset value, end of period	8.57	9.27	9.62	10.87	10.57	10.07
Total Return (%)[c]	(6.13)[d]	(1.23)	(9.40)	4.55	7.01	4.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.53[e]	1.54	1.49	1.49	1.53	1.56
Ratio of net expenses to average net assets	1.44[e]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	3.08[e]	2.45	1.28	1.18	1.75	2.39
Portfolio Turnover Rate	24.89	57.85	68.40	106.79	124.64	185.04[f]
Net Assets, end of period ($ x 1,000)	17,693	16,932	17,471	20,670	13,422	5,810

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2023		Year Ended April 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	9.27	9.61	10.86	10.57	10.06	9.83
Investment Operations:
Net investment income[a]	.18	.31	.24	.24	.28	.31
Net realized and unrealized gain (loss) on investments	(.70)	(.33)	(1.13)	.34	.54	.26[b]
Total from Investment Operations	(.52)	(.02)	(.89)	.58	.82	.57
Distributions:
Dividends from net investment income	(.18)	(.32)	(.26)	(.27)	(.31)	(.34)
Dividends from net realized gain on investments	-	-	(.10)	(.02)	-	-
Total Distributions	(.18)	(.32)	(.36)	(.29)	(.31)	(.34)
Net asset value, end of period	8.57	9.27	9.61	10.86	10.57	10.06
Total Return (%)	(5.65)[c]	(.14)	(8.50)	5.51	8.19	5.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[d]	.47	.46	.48	.50	.47
Ratio of net expenses to average net assets	.45[d]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	4.08[d]	3.44	2.27	2.17	2.71	3.35
Portfolio Turnover Rate	24.89[c]	57.85	68.40	106.79	124.64	185.04[e]
Net Assets, end of period ($ x 1,000)	1,105,218	987,798	1,013,672	1,126,126	717,095	188,471

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

Six Months Ended
October 31, 2023		Year Ended April 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	9.27	9.62	10.87	10.56	10.06	9.84
Investment Operations:
Net investment income[a]	.19	.28	.25	.24	.29	.33
Net realized and unrealized gain (loss) on investments	(.71)	(.31)	(1.13)	.36	.52	.22[b]
Total from Investment Operations	(.52)	(.03)	(.88)	.60	.81	.55
Distributions:
Dividends from net investment income	(.18)	(.32)	(.27)	(.27)	(.31)	(.33)
Dividends from net realized gain on investments	-	-	(.10)	(.02)	-	-
Total Distributions	(.18)	(.32)	(.37)	(.29)	(.31)	(.33)
Net asset value, end of period	8.57	9.27	9.62	10.87	10.56	10.06
Total Return (%)	(5.63)[c]	(.21)	(8.44)	5.75	8.12	5.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40[d]	.41	.40	.41	.43	.63
Ratio of net expenses to average net assets	.40[d]	.41	.40	.41	.43	.45
Ratio of net investment income to average net assets	4.16[d]	3.48	2.32	2.22	3.02	3.38
Portfolio Turnover Rate	24.89[c]	57.85	68.40	106.79	124.64	185.04[e]
Net Assets, end of period ($ x 1,000)	13,518	11,050	1,527	2,573	6,842	57,889

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 450 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and futures, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	82,465,059	-	82,465,059
Collateralized Loan Obligations	-	59,002,356	-	59,002,356
Commercial Mortgage-Backed	-	19,287,792	-	19,287,792
Corporate Bonds	-	633,079,471	-	633,079,471
Foreign Governmental	-	3,856,970	-	3,856,970
Investment Companies	15,433,137	-	-	15,433,137
Municipal Securities	-	7,270,730	-	7,270,730
U.S. Government Agencies Collateralized Mortgage Obligations	-	5,766,265	-	5,766,265
U.S. Government Agencies Mortgage-Backed	-	377,558,822	-	377,558,822

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Investments in Securities:† (continued)
U.S. Treasury Securities	-	230,861,064	-	230,861,064
Other Financial Instruments:
Futures††	260,044	-	-	260,044
Liabilities ($)
Other Financial Instruments:
Futures††	(3,330,590)	-	-	(3,330,590)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2023, BNY Mellon earned $8,932 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2023, the fund had securities on loan and the value of the related collateral received by the fund exceeded the value of the securities loaned by the fund. The value of the securities loaned by the fund, if any, are also disclosed in the Statement of Assets and Liabilities and in the Statement of Investments. The total amount of cash and non-cash securities lending collateral received is disclosed in the footnotes to the Statement of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Government Securities Risk: Not all obligations of the U.S. government, is agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $76,918,018 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2023. The fund has

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$15,710,771 of short-term capital losses and $61,207,247 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2023 was as follows: ordinary income $40,855,631. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2023 through September 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after September 1, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $113,149 during the period ended October 31, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended October 31, 2023, the Distributor retained $3,957 from commissions earned on sales of the fund’s Class A shares and $719 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2023, Class C shares were charged $64,814 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2023, Class A and Class C shares were charged $389,696 and $21,605, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2023, the fund was charged $59,781 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $24,966.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2023, the fund was charged $18,353 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2023, the fund was charged $4,133 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2023, the fund was charged $7,978 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $434,840, Distribution Plan fees of $11,201, Shareholder Services Plan fees of $68,791, Custodian fees of $17,356, Chief Compliance Officer fees of $6,050 and Transfer Agent fees of $20,874, which are offset against an expense reimbursement currently in effect in the amount of $32,083.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures, during the period ended October 31, 2023, amounted to $591,723,972 and $346,079,989, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund. Each type of derivative instrument that was held by the fund during the period ended October 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2023 are set forth in the Statement of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the average market value of derivatives outstanding during the period ended October 31, 2023:

Average Market Value ($)
Interest rate futures	200,516,500

At October 31, 2023, accumulated net unrealized depreciation on investments inclusive of derivatives contracts was $202,014,295, consisting of $1,079,279 gross unrealized appreciation and $203,093,574 gross unrealized depreciation.

At October 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board’) held on October 30-31, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional core plus bond funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional core plus bond funds (the “Performance Universe”), all for various periods ended August 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional core plus bond funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was above or at the Performance Group median for three of the ten one-year periods ended August 31, 2023 and above the Performance Universe median for all of the ten one-year periods ended August 31, 2023 except the one-year period when the fund’s yield performance was below the Performance Universe. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown. The Board noted that the fund had a five-star overall rating from Morningstar and a four-star rating for each of the three- and five-year periods and a five-star rating for the ten-year period from Morningstar based on Morningstar’s risk-adjusted return measure.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and slightly higher than the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until September 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule

12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s overall relative performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon Core Plus Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DCPAX Class C: DCPCX Class I: DCPIX Class Y: DCPYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6347SA1023

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 19, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 19, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)